united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2015

Item 1. Schedule of Investments.

Equinox Campbell Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2015 (Unaudited)

	Principal Amount	U.S. TREASURY NOTES - 29.6%	Coupon Rate	Maturity Date	Value
	$ 125,000,000	United States Treasury Note	1.1250	12/31/2015	$ 126,220,750
	45,000,000	United States Treasury Note	1.2500	9/30/2015	45,133,605
	30,000,000	United States Treasury Note	1.7500	7/31/2015	30,042,180
	45,000,000	United States Treasury Note	2.0000	1/31/2016	45,478,125
	85,000,000	United States Treasury Note	4.2500	8/15/2015	85,444,890
		TOTAL U.S. TREASURY NOTES (Cost $332,264,024)			332,319,550
	Shares
		SHORT-TERM INVESTMENTS - 55.8%
		MONEY MARKET FUNDS - 10.9%
	61,237,596	Goldman Sachs Funds PLC - US$ Liquidity Reserves Fund ** +			61,237,596
	61,232,930	JPMorgan Liquidity Funds - US Dollar Liquidity Fund ** +			61,232,930
					122,470,526

	Principal Amount	U.S. TREASURY BILLS - 44.9%	Coupon Rate (a)	Maturity Date
	$ 40,000,000	United States Treasury Bill	0.0054	8/20/2015	39,996,254
	75,000,000	United States Treasury Bill	0.0371	7/23/2015	74,996,795
	45,000,000	United States Treasury Bill	0.0636	9/17/2015	44,992,936
	25,000,000	United States Treasury Bill	0.0665	8/20/2015	24,996,793
	40,000,000	United States Treasury Bill	0.0875	7/23/2015	39,997,798
	40,000,000	United States Treasury Bill	0.1010	10/15/2015	39,988,101
	30,000,000	United States Treasury Bill	0.1050	9/17/2015	29,993,177
	40,000,000	United States Treasury Bill	0.1210	11/12/2015	39,981,980
	50,000,000	United States Treasury Bill	0.1450	2/4/2016	49,956,090
	75,000,000	United States Treasury Bill	0.1850	1/17/2016	74,926,753
	45,000,000	United States Treasury Bill	0.2025	3/3/2016	44,937,732
					504,764,409
		TOTAL SHORT-TERM INVESTMENTS (Cost - $627,234,935)			627,234,935

		TOTAL INVESTMENTS - 85.4% (Cost $959,498,959) (b)			$ 959,554,485
		OTHER ASSETS LESS LIABILITIES - NET - 14.6%			163,969,392
		TOTAL NET ASSETS - 100.0%			$ 1,123,523,877

(a) Represents discount rate at the time of purchase.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $959,498,959.
			Unrealized appreciation		$ 55,526
			Unrealized depreciation		-
			Net unrealized appreciation		$ 55,526
**	Pledged as collateral for swap agreement.
+	All or a portion of this investment is a holding of Equinox Campbell Fund Limited.
					Unrealized
		SWAP CONTRACT +			Gain

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns of the Diversified Program of Campbell & Company, Inc. ("Campbell") calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank.  The reference index is comprised at any given time of trading positions selected by Campbell that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap.  The swap was effective on March 7, 2013 and has a term of five years therefrom unless earlier terminated.  In addition, the swap provides for an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $1,062,781,000)

					$ 42,243,171
		Total Net Unrealized Gain on Swap Contract			$ 42,243,171

+	All or a portion of this investment is a holding of Equinox Campbell Fund Limited.

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.
Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.
The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.
Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).
If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$ 332,319,550	$ -	$ -	$ 332,319,550
Money Market Funds	122,470,526	-	-	122,470,526
U.S. Treasury Bills	504,764,409	-	-	504,764,409
Swap Contract	-	42,243,171	-	42,243,171
Total	$ 959,554,485	$ 42,243,171	$ -	$ 1,001,797,656

There were no transfers in to or out of any levels during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiary – Equinox Campbell Strategy Fund with Equinox Campbell Strategy Fund Limited (“ECS-CFC”) – The Consolidated Financial Statements include the accounts of ECS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in its respective controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with its respective investment objectives and policies.

The CFC utilizes commodity based derivative products to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Fund's investment in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at June 30, 2015	% Of Total Net Assets at June 30, 2015
ECS-CFC	3/4/2013	$ 149,451,319	13.30%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive

ECS-CFC maintains short-term investments, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of June 30, 2015, the notional value of the total return swap with Deutsche Bank was $1,062,781,000. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

The notional value of the derivative instruments outstanding as of June 30, 2015 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 08/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 08/26/15

By (Signature and Title)

*/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 08/26/15